Impairment testing of intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2024
Impairment testing of intangible assets with indefinite useful lives.
Summary of the intangible assets with indefinite useful lives

	At December 31, 2024
					Long-term
				WACC	growth
(Euro thousands)	Goodwill	Brands	Total	(bps)	rate (bps)
Lanvin	14,723	100,906	115,629	1,337	184
Wolford	11,701	37,856	49,557	1,292	308
St. John	11,691	30,271	41,962	1,457	288
Sergio Rossi	—	3,301	3,301	1,812	196
Total	38,115	172,334	210,449

	At December 31, 2023
					Long-term
				WACC	growth
(Euro thousands)	Goodwill	Brands	Total	(bps)	rate (bps)
Lanvin	45,931	100,906	146,837	1,384	168
Wolford	11,701	37,856	49,557	1,400	296
St. John	11,691	30,271	41,962	1,431	275
Sergio Rossi	—	3,301	3,301	1,869	188
Total	69,323	172,334	241,657